Subsequent Events (Details) - USD ($)		Jun. 17, 2026	May 05, 2026	Apr. 14, 2026	Mar. 31, 2026	Sep. 30, 2025
Best Praise International Limited [Member] | Forecast [Member]
Subsequent Events [Line Items]
Acquired percentage of issued shares		100.00%
Consideration (in Dollars)		$ 10,751,000
Ordinary shares [Member] | 2026 Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity-based awards				84,500
Ordinary shares, par value (in Dollars per share)				$ 0.00001
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.00001	$ 11.25
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares granted			71,890
Convertible share			1
Class A Ordinary Shares [Member] | Best Praise International Limited [Member] | Forecast [Member]
Subsequent Events [Line Items]
Consideration payable through issuance of shares		4,376,552
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.00001	$ 0.00001
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares granted			12,610

[1]	The dual-class share structure became effective on February 13, 2026.